LONG TERM INCENTIVE PLANS ("LTIP") - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD tranche CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of outstanding and issued stock authorized for LTIP	3.20%
Actual percent of LTIP shares of outstanding and issued shares	2.30%
Expense (reduction) for share-based compensation	CAD 4,100,000	CAD 19,100,000
Share-settled LTIP units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	5,000,000	13,700,000
Weighted average grant date fair value (in CAD per share)	1.40	1.02
Unrecognized compensation expense	CAD 5,400,000	CAD 9,800,000
Unrecognized compensation expense (in CAD per share) | CAD / shares	CAD 0.51	CAD 0.78
Period for recognition	1 year 3 months 19 days
DESUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for future issuance (in shares) | shares	163,867	163,867
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	CAD (200,000)	CAD 3,600,000
Number of tranches | tranche	3
Vesting period	3 years
Liabilities from share-based payment transactions	CAD 1,500,000	3,600,000
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (reduction) for share-based compensation	(600,000)	2,300,000
Liabilities from share-based payment transactions	CAD 1,400,000	CAD 2,600,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anticipated forfeiture rate	25.00%
Minimum | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor	0.00%
Minimum | Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anticipated forfeiture rate	50.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anticipated forfeiture rate	55.00%
Maximum | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor	200.00%
Maximum | Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anticipated forfeiture rate	80.00%